Shareholder Report, Holdings (Details)	Jun. 30, 2024
American Funds Emerging Markets Bond Fund Class R-6 - REGGX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class R-6 - REGGX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class R-6 - REGGX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class R-6 - REGGX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class R-6 - REGGX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class R-6 - REGGX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class R-5 - REGFX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class R-5 - REGFX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class R-5 - REGFX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class R-5 - REGFX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class R-5 - REGFX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class R-5 - REGFX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class R-5E - REGJX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class R-5E - REGJX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class R-5E - REGJX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class R-5E - REGJX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class R-5E - REGJX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class R-5E - REGJX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class R-4 - REGEX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class R-4 - REGEX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class R-4 - REGEX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class R-4 - REGEX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class R-4 - REGEX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class R-4 - REGEX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class R-3 - REGCX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class R-3 - REGCX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class R-3 - REGCX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class R-3 - REGCX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class R-3 - REGCX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class R-3 - REGCX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class R-2E - REGHX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class R-2E - REGHX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class R-2E - REGHX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class R-2E - REGHX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class R-2E - REGHX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class R-2E - REGHX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class R-2 - REGBX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class R-2 - REGBX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class R-2 - REGBX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class R-2 - REGBX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class R-2 - REGBX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class R-2 - REGBX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class R-1 - REGAX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class R-1 - REGAX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class R-1 - REGAX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class R-1 - REGAX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class R-1 - REGAX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class R-1 - REGAX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class 529-F-3 - FMEBX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class 529-F-3 - FMEBX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class 529-F-3 - FMEBX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class 529-F-3 - FMEBX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class 529-F-3 - FMEBX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class 529-F-3 - FMEBX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class 529-F-2 - FEBMX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class 529-F-2 - FEBMX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class 529-F-2 - FEBMX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class 529-F-2 - FEBMX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class 529-F-2 - FEBMX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class 529-F-2 - FEBMX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class 529-F-1 | CBNFX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class 529-F-1 | CBNFX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class 529-F-1 | CBNFX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class 529-F-1 | CBNFX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class 529-F-1 | CBNFX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class 529-F-1 | CBNFX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class 529-T - TMEBX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class 529-T - TMEBX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class 529-T - TMEBX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class 529-T - TMEBX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class 529-T - TMEBX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class 529-T - TMEBX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class 529-E - CBNEX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class 529-E - CBNEX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class 529-E - CBNEX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class 529-E - CBNEX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class 529-E - CBNEX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class 529-E - CBNEX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class 529-C - CBNCX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class 529-C - CBNCX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class 529-C - CBNCX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class 529-C - CBNCX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class 529-C - CBNCX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class 529-C - CBNCX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class 529-A - CBNAX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class 529-A - CBNAX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class 529-A - CBNAX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class 529-A - CBNAX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class 529-A - CBNAX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class 529-A - CBNAX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class F-3 - EBNGX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class F-3 - EBNGX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class F-3 - EBNGX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class F-3 - EBNGX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class F-3 - EBNGX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class F-3 - EBNGX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class F-2 - EBNFX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class F-2 - EBNFX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class F-2 - EBNFX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class F-2 - EBNFX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class F-2 - EBNFX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class F-2 - EBNFX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class F-1 - EBNEX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class F-1 - EBNEX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class F-1 - EBNEX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class F-1 - EBNEX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class F-1 - EBNEX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class F-1 - EBNEX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class T - TEBMX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class T - TEBMX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class T - TEBMX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class T - TEBMX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class T - TEBMX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class T - TEBMX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class C - EBNCX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class C - EBNCX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class C - EBNCX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class C - EBNCX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class C - EBNCX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class C - EBNCX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]
American Funds Emerging Markets Bond Fund Class A - EBNAX | Bonds and notes of governments and government agencies outside the U.S [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
American Funds Emerging Markets Bond Fund Class A - EBNAX | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
American Funds Emerging Markets Bond Fund Class A - EBNAX | U.S Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
American Funds Emerging Markets Bond Fund Class A - EBNAX | Federal agency bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Emerging Markets Bond Fund Class A - EBNAX | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American Funds Emerging Markets Bond Fund Class A - EBNAX | Short term securities and other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.65%	[1]

[1]	Includes derivatives